Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2018
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Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions

19.    PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.

The outstanding balances between the Group and the Parent company, other shareholders, associates and other related parties as of December 31, 2018 and 2017 are as follows:

	12.31.2018	12.31.2017
Related companies
InterCement Brasil S.A.
Accounts payable	(70,721,829)	(4,019,486)
Loma Negra Holding GmbH
Other receivables	4,897,103	—
Cimpor Trading e Inversiones S.A.
Trade accounts receivables	—	8,620,086
Other receivables	4,190,711	—
Accounts payable	(8,021,979)	(287,626,698)
InterCement Portugal, S.A.
Trade accounts receivable	—	20,475,521
Accounts payable	(189,356,958)	(94,704,178)
Sacopor S.A.
Accounts payable	—	(20,898,026)

Summary of balances as of December 31, 2018 and 2017 is as follows:

Trade accounts receivable	—	29,095,607
Other receivables	9,087,814	—
Accounts payable	(268,100,226)	(407,248,388)

The transactions between the Group and parent companies, associates and related parties for the years ended December 31, 2018, 2017 and 2016 are detailed as follows:

Associates		12.31.2018	12.31.2017	12.31.2016
InterCement Brasil S.A.	Interest and Exchange rate differences	7,569,170	14,469,575	(86,622,923)
InterCement Brasil S.A.	Purchase of Goods and Services	(107,028,203)	(30,830,685)	(1,114,049,021)
Cimpor Trading e Inversiones S.A.	Exchange rate differences	60,190,985	2,708,445	(3,804,020)
Cimpor Trading e Inversiones S.A.	Purchase of Goods and Services	(63,336,270)	(149,471,817)	(400,515,308)
Cimpor Trading e Inversiones S.A.	Services provided	47,908,302	8,624,287	48,217,743
InterCement Portugal, S.A.	Exchange rate differences	(3,126,013)	2,549,625	—
InterCement Portugal, S.A.	Services received	(229,818,677)	(98,689,606)	—
InterCement Portugal, S.A.	Services provided	—	12,920,788	8,790,801
Sacopor S.A.	Exchange rate differences	2,359,392	(470,651)	—
Sacopor S.A.	Purchase of Goods	262,876	(35,962,291)	—
Yguazú Cementos S.A.	Exchange rate differences	—	—	(9,617,402)
Yguazú Cementos S.A.	Services provided	—	—	7,747,255

On August 17, 2017 Loma Negra C.I.A.S.A. accepted the offer letter received InterCement Portugal, S.A. (formerly, Cimpor - Serviços De Apoio à Gestão De Empresas S.A., or Cimpor Services), for the transfer of technical know-how that includes access to procedures, rules, databases, systems, benchmarking programs, tools and best practices in relation to the production process, in order to obtain a better quality in the products. Loma Negra C.I.A.S.A. must pay a charge equivalent to 1% of the net sales of the Company for the services received. This agreement is valid for three years as of August 1, 2017 and it was registered with the National Institute of Intellectual Property (INPI). Services related to the agreement have been received since August 1, 2018.

	Dividends approved
	12.31.2018	12.31.2017	12.31.2016
InterCement Brasil S.A.	—	767,641,862	958,367,142
Third parties	—	4,285,977	114,294,585

Total	—	771,927,839	1,072,661,727

The dividends approved by the Company were paid during 2017.

The amount recognized in the statement of comprehensive income related to Key Management fees amounted to 78,886,088, 124,674,058 and 111,677,797 for the years ended December 31, 2018, 2017 and 2016, respectively. The fees are short-term benefits

The Group did not recognize any expense in the current year or in prior years regarding bad or doubtful accounts related to amounts owed by related parties.